Retirement Plan (Details)	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Retirement plan, description	The Company has adopted a 401(k) plan to provide all eligible employees a means to accumulate retirement savings on a tax-advantaged basis. The 401(k) plan requires participants to be at least 20 years old. Plan participants may make before tax elective contributions up to the maximum percentage of compensation and dollar amount allowed under the Internal Revenue Code and are always 100% vested in their elective contributions.